Consolidated Schedule of Investments (unaudited)
July 31, 2026
iShares® GSCI Commodity Dynamic Roll Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Banco Bilbao Vizcaya Argentaria/New York, 3.83%, 02/26/27	$6,250	$6,232,765
Bank of America N.A.
3.81%, 01/25/27	3,650	3,643,201
4.10%, 04/02/27	8,920	8,909,879
Bank of Montreal, 4.25%, 10/06/26, (1-day SOFR + 0.32%)(a)	5,260	5,261,708
Bank of Nova Scotia (The), 4.03%, 03/15/27	5,850	5,844,171
Barclays Bank PLC
4.05%, 03/12/27	5,500	5,494,923
4.20%, 04/06/27	4,040	4,036,880
Barclays Bank PLC/New York, 4.05%, 11/13/26, (1-day SOFR + 0.40%)(a)	4,850	4,853,196
Bayerische Landesbank/New York, 3.80%, 11/13/26	4,250	4,247,927
Canadian Imperial Bank of Commerce/New York
3.75%, 02/05/27	2,480	2,473,994
3.90%, 09/14/26	7,950	7,951,018
Columbia Funding Co. LLC, 3.71%, 08/10/26	5,610	5,604,231
Commerzbank AG/New York, 3.85%, 02/01/27	4,280	4,271,657
Commonwealth Bank of Australia, 3.98%, 04/28/27	2,915	2,914,990
Deutsche Bank AG/New York
4.02%, 11/17/26	750	749,811
4.15%, 05/05/27	9,750	9,734,141
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York, 4.12%, 04/06/27	9,840	9,829,334
Eaton Capital Unltd Co.
3.89%, 08/03/26	7,040	7,037,717
3.92%, 08/06/26	9,370	9,363,890
Extra Space Storage LP
3.97%, 08/13/26	5,310	5,302,400
4.01%, 08/20/26	7,515	7,498,291
KEB Hana Bank, 4.10%, 01/08/27	5,455	5,356,749
Korea Development Bank/New York, 4.03%, 12/04/26	6,780	6,685,744
Lexington Parker Cap Co. LLC, 3.85%, 09/03/26	8,010	7,981,006
MUFG Bank Ltd./New York, 4.00%, 09/10/26(a)	3,200	3,200,860
Nordea Bank Abp/New York, 3.98%, 12/15/26(a)	8,000	8,004,597
Overwatch Alpha Funding LLC, 3.79%, 09/01/26	12,320	12,278,590
PPG Industries, Inc., 3.99%, 08/27/26	4,540	4,526,461
Royal Bank of Canada, 4.25%, 10/07/26, (1-day SOFR + 0.32%)(a)	4,340	4,341,080
Royal Bank of Canada/New York, 4.00%, 03/12/27	5,730	5,722,049
Sumitomo Mitsui Banking Corp/New York, 4.01%, 10/15/26(a)	8,250	8,254,197
Sumitomo Mitsui BKG Corp., 3.97%, 02/24/27(a)	3,500	3,500,799
Sumitomo Mitsui Trust/New York, 4.05%, 11/24/26	5,430	5,431,608
Svenska Handelsbanken AB, 3.82%, 09/15/26	4,750	4,750,094
Toronto-Dominion Bank/New York
3.65%, 04/09/27(a)	10,360	10,366,921
4.10%, 04/01/27	9,820	9,810,103
Westpac Banking Corp./New York
3.89%, 08/12/26	3,750	3,750,111
4.00%, 03/16/27	2,020	2,016,761
4.01%, 04/09/27(a)	5,010	5,011,575
Total Certificates of Deposit — 19.6% (Cost: $232,336,638)		232,245,429
Security	Par (000)	Value
Commercial Paper
Alimentation Couche-Tard, Inc., 3.99%, 10/06/26	$9,835	$9,762,474
American Honda Finance Corp.
3.92%, 08/10/26	2,700	2,697,061
3.97%, 08/24/26	8,995	8,971,259
ANZ New Zealand International Ltd./London, 3.76%, 09/14/26	6,000	5,971,950
Aquitaine Funding Co. LLC, 3.89%, 10/01/26	5,065	5,031,294
Australia & New Zealand Banking Group Ltd.
3.95%, 04/06/27	4,490	4,491,867
3.99%, 12/18/26	4,490	4,421,320
Banco Santander SA/New York
3.95%, 02/08/27(a)	9,900	9,900,426
4.47%, 06/21/27	2,760	2,758,707
Bank of America N.A., 4.05%, 07/02/27	2,840	2,840,633
Bay Square Funding LLC, 3.71%, 08/10/26	9,910	9,899,810
BPCE SA, 4.23%, 05/06/27	9,860	9,547,358
Bunge Ltd Finance Corp., 3.92%, 08/03/26	11,760	11,756,157
Bunge Ltd. Fin Corp., 4.01%, 08/18/26	725	723,549
Bunge Ltd. Fin Corp.
3.98%, 08/12/26	5,115	5,108,225
4.02%, 08/20/26	1,336	1,333,022
CDP Financial, Inc., 3.79%, 10/05/26(b)	5,420	5,382,618
Charles Schwab & Co., Inc.
3.79%, 08/13/26	9,990	9,976,361
3.85%, 09/03/26	7,320	7,293,485
Citigroup Global Markets, Inc.
3.78%, 09/02/26, (1-day SOFR + 0.30%)(a)(b)	4,870	4,870,688
3.96%, 11/20/26	8,725	8,618,702
Commonwealth Bank of Australia, 4.22%, 03/18/27	6,500	6,329,367
DBS Bank Ltd., 3.75%, 09/16/26	10,230	10,180,111
DNB Bank ASA, 3.76%, 10/05/26(b)	5,290	5,253,825
Eaton Capital ULC, 3.90%, 08/04/26	3,695	3,693,399
Emerson Electric Co., 3.68%, 08/24/26	5,200	5,187,267
Extra Space Storage LP, 4.00%, 08/25/26	7,680	7,658,717
Federation des Caisses Desjardins du Quebec, 4.07%, 01/19/27(b)	5,690	5,581,403
Fidelity National Information Services, Inc.
3.92%, 08/06/26	9,820	9,813,596
3.95%, 08/13/26	7,470	7,459,369
3.95%, 08/14/26	3,060	3,055,306
Glencore Funding LLC
3.88%, 08/04/26	14,025	14,018,961
3.88%, 08/05/26	2,520	2,518,643
Glencove Funding LLC, 3.72%, 08/03/26	9,860	9,856,948
HSBC USA, Inc.
3.81%, 08/14/26(b)	5,520	5,511,837
3.85%, 08/26/26(b)	1,308	1,304,374
4.40%, 05/20/27	10,810	10,435,922
ING U.S. Funding LLC
3.80%, 10/06/26, (1-day SOFR + 0.30%)(a)(b)	5,270	5,271,442
3.86%, 10/30/26, (1-day SOFR + 0.27%)(a)(b)	1,500	1,500,184
Intercontinental Exchange, Inc., 4.03%, 08/06/26	7,390	7,385,041
Intrepid Funding Co. LLC
3.81%, 09/17/26	4,730	4,706,085
4.09%, 01/07/27	9,230	9,065,227
JP Morgan Securities LLC, 3.94%, 01/04/27	9,420	9,421,851
Korea Development Bank (The), 4.05%, 01/08/27	7,545	7,410,793
Lexington Parker Cap Co. LLC
3.85%, 09/10/26	3,460	3,444,879

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® GSCI Commodity Dynamic Roll Strategy ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
4.07%, 12/03/26	$6,730	$6,636,294
Lime Funding LLC, 3.86%, 10/08/26	5,200	5,161,808
Lloyds Bank Corporate Markets PLC/New York, 3.95%, 11/19/26	5,000	4,939,829
Lloyds Bank PLC
3.82%, 10/09/26	2,565	2,546,081
3.84%, 10/14/26	1,500	1,488,109
Mackinac Funding Co. LLC
3.84%, 10/02/26	6,970	6,923,454
3.95%, 11/10/26	9,940	9,829,994
Macquarie Bank Ltd.
3.92%, 09/24/26(b)	4,000	3,976,167
4.29%, 03/18/27	5,900	5,742,437
4.30%, 03/29/27	3,420	3,324,268
MACQUARIE BANK Ltd., 4.29%, 03/08/27	3,180	3,098,769
Mizuho Bank Ltd./New York, 4.10%, 01/19/27	7,910	7,758,160
Mizuho Bank Ltd./Singapore, 3.71%, 08/11/26	12,490	12,475,853
National Bank of Canada, 4.21%, 04/06/27	10,040	9,756,116
National Securities Clearing Corp., 3.74%, 09/03/26	1,645	1,639,212
Norfina Ltd., 4.05%, 01/12/27	4,800	4,712,440
NTT Finance Americas, Inc.
3.81%, 08/12/26	10,825	10,811,265
3.85%, 08/18/26	9,660	9,641,436
Nutrien Ltd.
3.96%, 08/07/26	5,745	5,740,576
3.99%, 08/14/26	8,295	8,282,147
Old Line Funding LLC, 4.12%, 01/21/27	7,420	7,275,256
Oversea-Chinese Banking Corp Ltd., 3.83%, 09/11/26	9,590	9,547,342
Oversea-Chinese Banking Corp Ltd./New York, 3.96%, 12/23/26	7,930	7,924,761
Overwatch Bravo Funding LLC, 3.80%, 09/02/26	11,110	11,071,484
Park Avenue Collateralized Notes Co. LLC, 4.19%, 01/22/27	5,280	5,270,387
Penske Truck Leasing Co. LP
4.20%, 10/08/26	5,310	5,267,631
4.21%, 10/19/26	9,960	9,867,777
PPG Industries, Inc., 3.99%, 09/29/26	5,520	5,485,127
Pure Grove Funding
4.14%, 01/22/27	3,250	3,185,884
4.15%, 02/02/27	1,750	1,713,243
4.16%, 02/04/27	2,250	2,202,211
Reliance Funding Co. LLC, 3.83%, 09/03/26	10,660	10,621,614
Resolute Funding Co. LLC, 3.71%, 08/10/26	7,360	7,352,432
S&P Global, Inc., 3.94%, 08/11/26	12,800	12,784,594
Sanofi SA, 3.65%, 08/07/26	11,140	11,132,094
Skandinaviska Enskilda Banken AB, 4.24%, 04/02/27	10,040	9,758,473
Spire, Inc.
3.95%, 08/12/26	5,455	5,447,829
3.97%, 08/28/26	4,720	4,705,469
3.99%, 08/19/26	10,130	10,108,735
Sumitomo Mitsui Trust/New York, 3.65%, 08/12/26	9,870	9,858,012
Svenska Handelsbanken AB, 4.24%, 03/29/27	3,270	3,179,800
UBS AG/London, 3.95%, 01/11/27, (1-day SOFR + 0.36%)(a)(b)	3,560	3,561,164
Security	Par (000)	Value
Verizon Communications, Inc.
3.98%, 08/17/26	$3,360	$3,353,704
3.98%, 08/26/26	10,945	10,913,647
Verto Capital Compartment B, 4.17%, 01/11/27	3,430	3,366,102
Verto Capital Compartment E, 4.17%, 01/13/27	6,270	6,151,732
Verto Capital I Compartment C, 4.18%, 01/19/27	6,410	6,284,599
Westpac Banking Corp., 4.23%, 04/02/27	2,630	2,556,427
Westpac Securities NZ Ltd./London, 3.79%, 09/18/26(b)	4,380	4,357,524
Total Commercial Paper — 51.0% (Cost: $606,321,753)		606,210,982
U.S. Treasury Obligations(c)
U.S. Treasury Bills
3.63%, 09/03/26	10,968	10,933,628
3.66%, 08/13/26	15,000	14,984,979
3.68%, 08/04/26	25,000	24,997,497
3.68%, 11/27/26	28,500	28,154,624
3.70%, 10/22/26	5,000	4,959,099
3.71%, 08/27/26	6,000	5,985,580
3.71%, 04/15/27	5,000	4,865,002
3.75%, 09/22/26	8,000	7,959,071
3.75%, 10/06/26	2,000	1,986,973
3.76%, 10/01/26	20,000	19,879,574
3.82%, 11/03/26	19,000	18,821,091
3.83%, 11/12/26	10,000	9,895,563
Total U.S. Treasury Obligations — 12.9% (Cost: $153,419,629)		153,422,681
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	118,292,360	118,292,360
Total Money Market Funds — 10.0% (Cost: $118,292,359)		118,292,360
Total Investments — 93.5% (Cost: $1,110,370,379)		1,110,171,452
Other Assets Less Liabilities — 6.5%		77,735,157
Net Assets — 100.0%		$1,187,906,609

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® GSCI Commodity Dynamic Roll Strategy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$51,232,360	$67,060,000 (a)	$—	$—	$—	$118,292,360	118,292,360	$2,580,517	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
LME Lead	113	09/14/26	$5,253	$(30,823)
Coffee	150	09/18/26	18,681	2,998,915
Gasoline RBOB	387	09/30/26	46,059	6,182,694
Lean Hogs	924	10/14/26	31,361	(2,553,235)
LME Zinc	126	10/19/26	11,503	205,428
Live Cattle	647	10/30/26	58,812	(2,307,650)
Cattle Feeder	189	11/19/26	31,102	(1,376,532)
NY Harbor ULSD	398	11/30/26	60,679	4,733,655
Low Sulphur Gasoil	795	12/10/26	81,825	10,092,841
KC HRW Wheat	458	12/14/26	16,574	1,469,947
LME PRI Aluminum	678	12/14/26	53,888	(4,612,928)
Wheat	880	12/14/26	28,930	1,785,467
Gold 100 OZ	242	12/29/26	99,389	(794,432)
Silver	39	12/29/26	11,394	(3,763,099)
Natural Gas	1,087	02/24/27	32,338	(5,237,519)
Cotton	262	03/08/27	10,920	718,590
Soy Bean	614	03/12/27	36,986	1,370,686
Cocoa	133	03/15/27	7,485	1,948,280
Sugar	826	04/30/27	14,201	120,021
Brent Crude Oil	2,626	05/28/27	198,972	2,703,338
WTI Crude Oil	2,676	08/20/27	187,053	997,751
Copper	236	12/13/27	80,852	1,236,807
LME Nickel	102	12/13/27	11,077	(346,258)
Corn	2,153	12/14/27	52,264	1,441,842
				$16,983,786
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® GSCI Commodity Dynamic Roll Strategy ETF

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$232,245,429	$—	$232,245,429
Commercial Paper	—	606,210,982	—	606,210,982
U.S. Treasury Obligations	—	153,422,681	—	153,422,681
Money Market Funds	118,292,360	—	—	118,292,360
	$118,292,360	$991,879,092	$—	$1,110,171,452
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$38,006,262	$—	$—	$38,006,262
Liabilities
Commodity Contracts	(21,022,476)	—	—	(21,022,476)
	$16,983,786	$—	$—	$16,983,786

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
S&P	Standard & Poor's
SOFR	Secured Overnight Financing Rate